Investment properties noncurrent	12 Months Ended
Jun. 30, 2018
Investment Properties Noncurrent
Investment properties - noncurrent
10.	Investment properties – noncurrent

	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2018	2017

Opening balance	300,487	26,369	53,021	379,877	9,922	389,799	287,867
Acquisitions	2,231	152	1,390	3,773	20,088	23,861	121,672
Acquisitions – corporate restructuring	113,158	4,141	—	117,299	23,653	140,952	—
Disposals	(10,676)	(116)	—	(10,792)	(1)	(10,793)	(8,728)
Transfers	—	1,979	6,943	8,922	(8,922)	—	—
(-) Depreciation / amortization	—	(983)	(11,916)	(12,899)	—	(12,899)	(11,012)
Effect of conversion	19,879	710	36	20,625	5,607	26,232	—
Net book balance	425,079	32,252	49,474	506,805	50,347	557,152	389,799

At June 30, 2018
Total cost	425,079	39,925	145,397	610,401	50,347	660,748	480,496
Accumulated depreciation	—	(7,673)	(95,923)	(103,596)	—	(103,596)	(90,697)
Net book balance	425,079	32,252	49,474	506,805	50,347	557,152	389,799
Annual depreciation rates (weighted average) - %	—	4-20	10-20	—	—	—	—

Four farms owned by the Company are held as guarantee for loans and financing according to Note 15, representing 33% of total investment properties. The fair values of the investment properties are as follows:

		Hectares				Fair value*		Cost value
Farm	State	6/30/2018	6/30/2016	Real estate	Acquisition	6/30/2018	6/30/2017	6/30/2018	6/30/2017

Jatobá	Bahia	30,981	30,981	Jaborandi Ltda	Mar-07	340,942	360,758	56,963	59,057
Alto Taquari	Mato Grosso	5,394	5,394	Mogno Ltda	Aug-07	158,726	119,706	35,962	35,783
Araucária	Goiás	5,534	6,493	Araucária Ltda	Apr-07	137,796	172,327	43,198	53,001
Chaparral	Bahia	37,182	37,184	Cajueiro Ltda	Nov-07	312,256	352,391	82,038	79,794
Nova Buriti	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	32,145	23,407	23,116	21,998
Preferência	Bahia	17,799	17,799	Cajueiro Ltda	Sep-08	58,171	64,392	27,735	30,082
São José	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	156,798	156,981	106,387	105,138
Moroti (a)	Boqueron Paraguay	59,490	—	Agropecuaria Moroti S/A	Feb-18	188,946	—	166,477	—
		198,158	139,629			1,385,780	1,249,962	541,876	384,853

(*) Considered Level 3 for fair value.

 (a) Property consolidated during the Cresca spin-off process, see Note 1.1.

At June 30, 2018, the cost value of R$541,898 (R$384,853 at June 30, 2017) is not comparable to that disclosed in the “Investment properties” note, since the note contemplates Avarandado Farm (leased), which is not an integral part of the Company’s portfolio of owned farms.